Organization and Summary of Significant Accounting Policies Parenthetical	12 Months Ended
Dec. 31, 2017 USD ($)
Accounting Standards Update 2016-15 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Payment for Debt Extinguishment or Debt Prepayment Cost	$ 1,700,000
Accounting Standards Update 2016-18 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and Cash Equivalents, Period Increase (Decrease)	78,100,000
Net Cash Provided by (Used in) Investing Activities	$ 10,600,000